Supplemental Cash Flow Information (Details Narrative) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 1,561	$ 79
Accrued exploration and evaluation expenditures	$ 172	$ 403